Summary of significant accounting policies	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Summary of significant accounting policies

4. Summary of significant accounting policies

The principal accounting policies adopted are consistent with Note 4 in the consolidated financial statements for the year ended December 31, 2025, except for the compliance statement, basis of preparation, basis of consolidation and additional policies as set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

a)	Statement of compliance

Our unaudited condensed interim consolidated financial statements comply with International Accounting Standard 34, Interim Financial Reporting and reflect all adjustments (which are of a normal recurring nature) that are, in our opinion, necessary for a fair statement of the results for the interim periods presented.

b)	Basis of preparation

(a) These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) under the historical cost convention, except as disclosed in the accounting policies below.

The preparation of these unaudited interim condensed consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the unaudited condensed interim consolidated financial statements are disclosed in Note 4f). These unaudited interim condensed consolidated financial statements and the notes accompanying them should be read in conjunction with the Group’s audited consolidated financial statements for the year ended December 31, 2025.

(b) Except for the financial assets at fair value through other comprehensive income, the unaudited condensed interim consolidated financial statements have been prepared under the historical cost convention.

(c) These unaudited condensed interim consolidated financial statements are presented in U.S. dollars (“US$”), which is the Company’s functional currency.

c)	Basis of consolidation

(a) Basis for preparation of unaudited interim condensed consolidated financial statements:

i) All subsidiaries are included in the Group’s unaudited interim condensed consolidated financial statements. Subsidiaries are all entities controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.

ii) Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.

(b) Subsidiaries included in the unaudited condensed interim consolidated financial statements:

				Percentage of
				Ownership (%)
Name of investor	Name of investee	Main business	Location	June 30, 2026	December 31, 2025
The Company	GOAL BEYOND LIMITED (GOAL BEYOND)	Holding company	Samoa	100	100
The Company	STAR LEADER TRADING LIMITED (STAR LEADER)	Sales of bicycle, racket, and other carbon fiber composite products	Hong Kong	100	100
The Company	Bohong Technology Jiangsu Co., Ltd. (Bohong)	Manufacturing bicycle, racket and other carbon fiber composite products	Jiangsu, People’s Republic of China (“PRC”)	-*	100
GOAL BEYOND	YMA CORPORATION (YMA)	Product development, design, manufacturing and sales of carbon fiber composite products	Republic of China (“ROC”)	100	100
GOAL BEYOND	TIME YIELD LIMITED (TIME YIELD)	Purchasing	Samoa	-*	100
The Company	PREMIUM QUEST INTERNATIONAL LIMITED (PREMIUM QUEST)	Holding company	British Virgin Islands	-	100
The Company	STAR LEADER TRADING PRIVATE LIMITED (STAR LEADER SG)	Sales of bicycle, sporting goods, and other carbon composite products	Singapore	100	100
GOAL BEYOND	Dongguan Changrong New Material Technology Co., Ltd	Sales of bicycle, sporting goods, and other carbon composite products	Dongguan, PRC	100	100
PREMIUM QUEST	LITZMO B.V.	Sales of bicycle, sporting goods, and other carbon composite products	Netherlands	-	100

*	These entities have been deregistered during the period.

d)	Income taxes

(a) The interim period income tax expense is recognized based on the estimated average annual effective income tax rate expected for the full financial year applied to the pretax income of the interim period, and the related information is disclosed accordingly.

(b) If a change in tax rate is enacted or substantively enacted, the Group recognizes the effect of the change immediately in the period in which the change occurs. The effect of the change on items recognized outside profit or loss is recognized in other comprehensive income or equity while the effect of the change on items recognized in profit or loss is recognized in profit or loss.

e)	Property, plant and equipment

(a) Property, plant and equipment are initially recorded at cost. Borrowing costs incurred during the construction period are capitalized.

(b) Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

(c) Plant and equipment apply cost model and are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Each part of an item of property, plant, and equipment with a cost that is significant in relation to the total cost of the item must be depreciated separately.

(d) Land is initially recognized at cost, which comprises its purchase price, including legal and brokerage fees, title insurance, non-refundable purchase taxes, and any directly attributable costs of preparing the land for its intended use.

(e) Following initial recognition, land is carried at cost less any accumulated impairment losses. Land is not depreciated as it is deemed to have an indefinite useful life.

(f) The carrying amount of land is reviewed for impairment under IAS 36 whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the Consolidated Statement of Profit or Loss for the amount by which the asset’s carrying amount exceeds its recoverable amount.

(g) The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end. If expectations for the assets’ residual values and useful lives differ from previous estimates or the patterns of consumption of the assets’ future economic benefits embodied in the assets have changed significantly, any change is accounted for as a change in estimate under IAS 8, ‘Accounting Policies, Changes in Accounting Estimates and Errors’, from the date of the change. The estimated useful lives of property, plant and equipment are as follows:

property, plant and equipment	estimated useful lives
Land	N/A – not depreciated
Office building	35 years
Leasehold improvement	2 ~ 5 years
Machinery and equipment	3 ~ 10 years
Molding equipment	2 ~ 5 years
Others	2 ~ 10 years

f)	Critical accounting judgments, estimates and key sources of assumption uncertainty

(a) Valuation of allowance for accounts receivable

In the process of assessing uncollectible accounts, the Group must use judgements and assumptions to determine the collectability of accounts receivable. The collectability is affected by various factors: customers’ financial conditions, the Company’s internal credit ratings, historical experience, current economic conditions and future macroeconomic factors, etc. When sales are not expected to be collected, the Group recognizes a specific allowance for doubtful receivables after the assessment. The assumptions and estimates of allowance for uncollectible accounts are based on concerning future events as that on the balance sheet date. Assumptions and estimates may differ from the actual results which may result in a material adjustment.

(b) Evaluation of inventories

As inventories are stated at the lower of cost and net realizable value, the Group must determine the net realizable value of inventories on balance sheet date using judgements and estimates. Due to the rapid technology innovation, the Group evaluates the amounts of normal inventory consumption, obsolete inventories or inventories without market selling value on balance sheet date, and writes down the cost of inventories to the net realizable value. The evaluation of inventories is principally based on the unit price of the sales order as the basis of the estimate. Therefore, there might be material changes to the evaluation.

(c) Extinguishment of financial liabilities with equity instruments (Shareholder Transactions)

The Group applies the principles of IFRS 9 and IFRIC 19 when extinguishing financial liabilities through the issuance of equity instruments. However, when a financial liability is extinguished with an existing shareholder acting explicitly in their capacity as an equity owner, the transaction is outside the scope of IFRIC 19.

Management exercises significant judgment to assess the economic substance of such transactions to determine whether the shareholder is acting as a third-party creditor or as an owner. When it is determined that the counterparty is acting in their capacity as a shareholder, the transaction is accounted for as a capital contribution or equity restructuring. Consequently, the extinguished carrying amount of the liability is reclassified directly into equity (ordinary shares and capital reserves), and no gain or loss is recognized in the statement of comprehensive (loss) income.